REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders of Rareview ETFs and
Board of Trustees of Collaborative Investment Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged
Income ETF, Rareview Inflation/Deflation ETF and Rareview
Systematic Equity ETF (the "Funds"), each a series of
Collaborative Investment Series Trust, as of September 30,
2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of their operations, changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United
States of America.



Fund Name

Statements of Operations
Statements of
Changes in Net Assets

Financial Highlights
Rareview Dynamic Fixed Income ETF and Rareview Tax
Advantaged Income ETF
For the year ended September 30, 2022
For the year ended September 30, 2022, and for the period from October 20, 2020 (commencement of operations) through September 30, 2021
Rareview Inflation/Deflation ETF
For the period from January 5, 2022 (commencement of operations) through September 30, 2022
Rareview Systematic Equity ETF
For the period from January 20, 2022 (commencement of operations) through September 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September
30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Rareview Capital, LLC since 2016.


COHEN & COMPANY, LTD.
Milwaukee, Wisconsin December 1, 2022